Eaton Vance
Small-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.3%
Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.	14,063	$ 1,024,490
Woodward, Inc.	19,662	3,030,307
		$ 4,054,797
Automobile Components — 3.9%
Atmus Filtration Technologies, Inc.(1)	36,370	$ 1,172,933
Dorman Products, Inc.(1)	50,424	4,860,369
Visteon Corp.(1)	6,302	741,178
		$ 6,774,480
Automobiles — 0.8%
Harley-Davidson, Inc.	31,038	$ 1,357,602
		$ 1,357,602
Banks — 7.8%
Commerce Bancshares, Inc.	69,219	$ 3,682,451
Community Bank System, Inc.	64,152	3,081,221
First Financial Bankshares, Inc.	82,314	2,700,722
SouthState Corp.	34,777	2,957,088
Stock Yards Bancorp, Inc.	19,773	967,097
		$ 13,388,579
Building Products — 6.7%
AAON, Inc.	28,028	$ 2,469,267
AZEK Co., Inc.(1)	74,441	3,738,427
CSW Industrials, Inc.	10,642	2,496,613
Hayward Holdings, Inc.(1)	69,709	1,067,245
Janus International Group, Inc.(1)	113,511	1,717,421
		$ 11,488,973
Capital Markets — 3.1%
Cohen & Steers, Inc.	35,828	$ 2,754,815
Stifel Financial Corp.	33,675	2,632,375
		$ 5,387,190
Chemicals — 1.9%
Quaker Chemical Corp.	15,896	$ 3,262,654
		$ 3,262,654
Consumer Staples Distribution & Retail — 3.0%
Casey's General Stores, Inc.	3,450	$ 1,098,653
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	29,878	$ 1,125,205
Performance Food Group Co.(1)	39,847	2,974,180
		$ 5,198,038
Containers & Packaging — 2.7%
AptarGroup, Inc.	32,745	$ 4,711,678
		$ 4,711,678
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	6,287	$ 712,694
		$ 712,694
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	164,324	$ 4,380,878
		$ 4,380,878
Electric Utilities — 2.0%
IDACORP, Inc.	37,412	$ 3,475,201
		$ 3,475,201
Electronic Equipment, Instruments & Components — 0.8%
Badger Meter, Inc.	7,941	$ 1,284,933
		$ 1,284,933
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	18,533	$ 2,037,333
		$ 2,037,333
Food Products — 1.0%
J&J Snack Foods Corp.	6,319	$ 913,474
Lancaster Colony Corp.	4,060	842,978
		$ 1,756,452
Ground Transportation — 1.2%
Landstar System, Inc.	10,641	$ 2,051,159
		$ 2,051,159
Health Care Equipment & Supplies — 3.7%
Envista Holdings Corp.(1)	83,576	$ 1,786,855
Integer Holdings Corp.(1)	16,993	1,982,743
Neogen Corp.(1)	164,237	2,591,660
		$ 6,361,258
Health Care Providers & Services — 7.6%
Addus HomeCare Corp.(1)	10,724	$ 1,108,218

Eaton Vance
Small-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	7,908	$ 5,076,382
Option Care Health, Inc.(1)	74,096	2,485,180
U.S. Physical Therapy, Inc.	39,225	4,427,326
		$ 13,097,106
Hotels, Restaurants & Leisure — 5.5%
Aramark	120,952	$ 3,933,359
Choice Hotels International, Inc.	8,782	1,109,606
Texas Roadhouse, Inc.	6,302	973,470
Wyndham Hotels & Resorts, Inc.	45,982	3,529,118
		$ 9,545,553
Industrial REITs — 3.3%
EastGroup Properties, Inc.	17,161	$ 3,085,033
Terreno Realty Corp.	39,445	2,619,148
		$ 5,704,181
Insurance — 7.0%
AMERISAFE, Inc.	24,050	$ 1,206,589
First American Financial Corp.	17,845	1,089,437
RLI Corp.	20,267	3,009,041
Selective Insurance Group, Inc.	31,547	3,443,986
White Mountains Insurance Group Ltd.	1,815	3,256,655
		$ 12,005,708
Leisure Products — 0.5%
Brunswick Corp.	9,005	$ 869,163
		$ 869,163
Machinery — 4.3%
Albany International Corp., Class A	27,834	$ 2,602,758
Franklin Electric Co., Inc.	12,327	1,316,647
Middleby Corp.(1)	22,094	3,552,494
		$ 7,471,899
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(1)	6,368	$ 766,835
		$ 766,835
Professional Services — 3.9%
CBIZ, Inc.(1)	67,242	$ 5,278,497
NV5 Global, Inc.(1)	14,398	1,411,148
		$ 6,689,645
Security	Shares	Value
Retail REITs — 1.7%
NETSTREIT Corp.	155,036	$ 2,848,011
		$ 2,848,011
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.(1)	39,636	$ 1,068,587
Axcelis Technologies, Inc.(1)	9,545	1,064,458
Diodes, Inc.(1)	16,781	1,183,060
		$ 3,316,105
Software — 5.9%
Altair Engineering, Inc., Class A(1)	13,540	$ 1,166,471
Clearwater Analytics Holdings, Inc., Class A(1)	68,073	1,204,211
Envestnet, Inc.(1)	54,730	3,169,414
PowerSchool Holdings, Inc., Class A(1)	59,395	1,264,520
Progress Software Corp.	37,776	2,013,839
SPS Commerce, Inc.(1)	7,530	1,392,297
		$ 10,210,752
Specialized REITs — 1.2%
CubeSmart	45,722	$ 2,067,549
		$ 2,067,549
Specialty Retail — 3.6%
Burlington Stores, Inc.(1)	4,994	$ 1,159,557
Valvoline, Inc.(1)	112,328	5,006,459
		$ 6,166,016
Textiles, Apparel & Luxury Goods — 0.8%
Steven Madden Ltd.	33,954	$ 1,435,575
		$ 1,435,575
Trading Companies & Distributors — 4.4%
Core & Main, Inc., Class A(1)	117,356	$ 6,718,631
Herc Holdings, Inc.	5,533	931,204
		$ 7,649,835
Total Common Stocks (identified cost $129,575,189)		$167,527,832

Eaton Vance
Small-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	4,600,086	$ 4,600,086
Total Short-Term Investments (identified cost $4,600,086)		$ 4,600,086
Total Investments — 99.9% (identified cost $134,175,275)		$172,127,918
Other Assets, Less Liabilities — 0.1%		$ 91,857
Net Assets — 100.0%		$172,219,775
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,600,086, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$823,913	$16,848,204	$(13,072,031)	$ —	$ —	$4,600,086	$24,041	4,600,086
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Small-Cap Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$167,527,832*	$ —	$ —	$167,527,832
Short-Term Investments	4,600,086	—	—	4,600,086
Total Investments	$172,127,918	$ —	$ —	$172,127,918
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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